Schedule of Investments (unaudited)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Howmet Aerospace Inc.	4,448	$141,580
TransDigm Group Inc.(a)	616	391,948
		533,528
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	1,471	158,324
Expeditors International of Washington Inc.	1,923	258,240
FedEx Corp.	2,791	721,864
United Parcel Service Inc., Class B	8,340	1,787,595
		2,926,023
Airlines — 0.2%
Alaska Air Group Inc.(a)	1,408	73,357
American Airlines Group Inc.(a)	7,439	133,604
Delta Air Lines Inc.(a)	7,330	286,456
Southwest Airlines Co.(a)	6,769	289,984
United Airlines Holdings Inc.(a)	3,716	162,687
		946,088
Auto Components — 0.2%
Aptiv PLC(a)	3,079	507,881
BorgWarner Inc.	2,787	125,610
		633,491
Automobiles — 2.8%
Ford Motor Co.	44,878	932,116
General Motors Co.(a)	16,634	975,251
Tesla Inc.(a)	9,293	9,820,657
		11,728,024
Banks — 3.7%
Bank of America Corp.	82,320	3,662,417
Citigroup Inc.	22,683	1,369,826
Citizens Financial Group Inc.	4,896	231,336
Comerica Inc.	1,525	132,675
Fifth Third Bancorp.	7,825	340,779
First Republic Bank/CA	2,055	424,378
Huntington Bancshares Inc./OH	16,555	255,278
JPMorgan Chase & Co.	33,785	5,349,855
KeyCorp	10,690	247,260
M&T Bank Corp.	1,458	223,919
People’s United Financial Inc.	4,915	87,585
PNC Financial Services Group Inc. (The)	4,836	969,715
Regions Financial Corp.	10,940	238,492
SVB Financial Group(a)	676	458,490
Truist Financial Corp.	15,250	892,887
U.S. Bancorp.	15,440	867,265
Zions Bancorp. NA	1,798	113,562
		15,865,719
Beverages — 1.5%
Brown-Forman Corp., Class B, NVS	2,096	152,715
Coca-Cola Co. (The)	44,428	2,630,582
Constellation Brands Inc., Class A	1,881	472,075
Molson Coors Beverage Co., Class B	2,120	98,262
Monster Beverage Corp.(a)	4,311	414,028
PepsiCo Inc.	15,795	2,743,749
		6,511,411
Biotechnology — 1.9%
AbbVie Inc.	20,233	2,739,548
Amgen Inc.	6,446	1,450,157
Biogen Inc.(a)	1,670	400,667
Gilead Sciences Inc.	14,341	1,041,300
Security	Shares	Value

Biotechnology (continued)
Incyte Corp.(a)	2,111	$154,947
Moderna Inc.(a)	4,012	1,018,968
Regeneron Pharmaceuticals Inc.(a)	1,196	755,298
Vertex Pharmaceuticals Inc.(a)	2,922	641,671
		8,202,556
Building Products — 0.6%
A O Smith Corp.	1,538	132,037
Allegion PLC	1,010	133,765
Carrier Global Corp.	9,914	537,735
Fortune Brands Home & Security Inc.	1,569	167,726
Johnson Controls International PLC	8,101	658,692
Masco Corp.	2,809	197,248
Trane Technologies PLC	2,731	551,744
		2,378,947
Capital Markets — 3.2%
Ameriprise Financial Inc.	1,296	390,951
Bank of New York Mellon Corp. (The)	8,641	501,869
BlackRock Inc.(b)	1,631	1,493,278
Cboe Global Markets Inc.	1,209	157,654
Charles Schwab Corp. (The)	17,184	1,445,174
CME Group Inc.	4,113	939,656
Franklin Resources Inc.	3,258	109,110
Goldman Sachs Group Inc. (The)	3,889	1,487,737
Intercontinental Exchange Inc.	6,439	880,662
Invesco Ltd.	3,954	91,021
MarketAxess Holdings Inc.	439	180,548
Moody’s Corp.	1,854	724,135
Morgan Stanley	16,410	1,610,806
MSCI Inc.	936	573,478
Nasdaq Inc.	1,352	283,933
Northern Trust Corp.	2,347	280,725
Raymond James Financial Inc.	2,097	210,539
S&P Global Inc.	2,759	1,302,055
State Street Corp.	4,196	390,228
T Rowe Price Group Inc.	2,573	505,955
		13,559,514
Chemicals — 1.8%
Air Products & Chemicals Inc.	2,537	771,908
Albemarle Corp.	1,351	315,823
Celanese Corp.	1,231	206,882
CF Industries Holdings Inc.	2,477	175,322
Corteva Inc.	8,333	393,984
Dow Inc.	8,472	480,532
Eastman Chemical Co.	1,557	188,257
Ecolab Inc.	2,839	666,001
FMC Corp.	1,413	155,275
International Flavors & Fragrances Inc.	2,925	440,651
Linde PLC	5,848	2,025,923
LyondellBasell Industries NV, Class A	2,992	275,952
Mosaic Co. (The)	4,224	165,961
PPG Industries Inc.	2,724	469,726
Sherwin-Williams Co. (The)	2,761	972,314
		7,704,511
Commercial Services & Supplies — 0.5%
Cintas Corp.	993	440,068
Copart Inc.(a)	2,456	372,379
Republic Services Inc.	2,380	331,891
Rollins Inc.	2,572	87,988

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	4,399	$734,193
		1,966,519
Communications Equipment — 1.0%
Arista Networks Inc.(a)	2,568	369,150
Cisco Systems Inc.	48,227	3,056,145
F5 Inc.(a)	695	170,073
Juniper Networks Inc.	3,730	133,198
Motorola Solutions Inc.	1,918	521,121
		4,249,687
Construction & Engineering — 0.1%
Quanta Services Inc.	1,626	186,437

Construction Materials — 0.2%
Martin Marietta Materials Inc.	704	310,126
Vulcan Materials Co.	1,539	319,466
		629,592
Consumer Finance — 0.6%
American Express Co.	7,173	1,173,503
Capital One Financial Corp.	4,865	705,863
Discover Financial Services	3,369	389,321
Synchrony Financial	6,282	291,422
		2,560,109
Containers & Packaging — 0.3%
Amcor PLC	17,759	213,286
Avery Dennison Corp.	938	203,143
Ball Corp.	3,700	356,199
International Paper Co.	4,409	207,135
Packaging Corp. of America	1,097	149,356
Sealed Air Corp.	1,656	111,730
Westrock Co.	3,043	134,987
		1,375,836
Distributors — 0.2%
Genuine Parts Co.	1,632	228,806
LKQ Corp.	3,051	183,152
Pool Corp.	458	259,228
		671,186
Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)	20,955	6,265,545

Diversified Telecommunication Services — 1.1%
AT&T Inc.	81,584	2,006,966
Lumen Technologies Inc.	10,552	132,428
Verizon Communications Inc.	47,347	2,460,150
		4,599,544
Electric Utilities — 0.9%
Edison International.	4,351	296,956
Entergy Corp.	2,294	258,419
Eversource Energy	3,921	356,732
Exelon Corp.	11,237	649,049
FirstEnergy Corp.	6,198	257,775
NextEra Energy Inc.	22,464	2,097,239
		3,916,170
Electrical Equipment — 0.6%
AMETEK Inc.	2,629	386,568
Eaton Corp. PLC	4,576	790,824
Emerson Electric Co.	6,863	638,053
Generac Holdings Inc.(a)	717	252,327
Rockwell Automation Inc.	1,330	463,971
		2,531,743
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	6,784	$593,329
CDW Corp./DE	1,569	321,300
Corning Inc.	8,747	325,651
IPG Photonics Corp.(a)	417	71,782
Keysight Technologies Inc.(a)	2,102	434,084
TE Connectivity Ltd.	3,736	602,766
Trimble Inc.(a)	2,815	245,440
Zebra Technologies Corp., Class A(a)	626	372,595
		2,966,947
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,986	240,263
Halliburton Co.	10,254	234,509
Schlumberger NV	16,123	482,884
		957,656
Entertainment — 1.8%
Activision Blizzard Inc.	8,875	590,454
Electronic Arts Inc.	3,234	426,565
Live Nation Entertainment Inc.(a)	1,563	187,075
Netflix Inc.(a)	5,067	3,052,563
Take-Two Interactive Software Inc.(a)	1,329	236,190
Walt Disney Co. (The)(a)	20,782	3,218,924
		7,711,771
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	1,621	361,418
American Tower Corp.	5,220	1,526,850
AvalonBay Communities Inc.	1,608	406,165
Boston Properties Inc.	1,631	187,859
Crown Castle International Corp.	4,911	1,025,122
Digital Realty Trust Inc.	3,238	572,705
Duke Realty Corp.	4,350	285,534
Equinix Inc.	1,013	856,836
Equity Residential	3,906	353,493
Essex Property Trust Inc.	736	259,241
Extra Space Storage Inc.	1,547	350,751
Federal Realty Investment Trust	784	106,875
Healthpeak Properties Inc.	6,173	222,784
Host Hotels & Resorts Inc.(a)	8,113	141,085
Iron Mountain Inc.	3,278	171,538
Kimco Realty Corp.	6,978	172,008
Mid-America Apartment Communities Inc.	1,333	305,843
Prologis Inc.	8,482	1,428,029
Public Storage	1,766	661,473
Realty Income Corp.	6,470	463,187
Regency Centers Corp.	1,783	134,349
SBA Communications Corp.	1,230	478,495
Simon Property Group Inc.	3,740	597,540
UDR Inc.	3,310	198,567
Ventas Inc.	4,573	233,772
Vornado Realty Trust.	1,849	77,399
Welltower Inc.	4,993	428,250
Weyerhaeuser Co.	8,535	351,471
		12,358,639
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	5,057	2,870,859
Kroger Co. (The)	7,790	352,575
Sysco Corp.	5,840	458,732
Walgreens Boots Alliance Inc.	8,178	426,565
		4,108,731

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 1.0%
Archer-Daniels-Midland Co.	6,436	$435,009
Campbell Soup Co.	2,327	101,131
Conagra Brands Inc.	5,473	186,903
General Mills Inc.	6,927	466,741
Hershey Co. (The)	1,642	317,678
Hormel Foods Corp.	3,257	158,974
JM Smucker Co. (The)	1,226	166,515
Kellogg Co.	2,950	190,039
Kraft Heinz Co. (The)	8,161	292,980
Lamb Weston Holdings Inc.	1,642	104,070
McCormick & Co. Inc./MD, NVS	2,814	271,861
Mondelez International Inc., Class A	15,950	1,057,645
Tyson Foods Inc., Class A.	3,386	295,124
		4,044,670
Gas Utilities — 0.0%
Atmos Energy Corp.	1,530	160,298

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	20,238	2,848,296
ABIOMED Inc.(a)	511	183,536
Align Technology Inc.(a)	851	559,260
Baxter International Inc.	5,724	491,348
Becton Dickinson and Co.	3,270	822,340
Boston Scientific Corp.(a)	16,361	695,015
Cooper Companies Inc. (The)	548	229,579
DENTSPLY SIRONA Inc.	2,488	138,806
Dexcom Inc.(a)	1,118	600,310
Edwards Lifesciences Corp.(a)	7,143	925,376
Hologic Inc.(a)	2,928	224,168
IDEXX Laboratories Inc.(a)	962	633,438
Intuitive Surgical Inc.(a)	4,094	1,470,974
Medtronic PLC	15,431	1,596,337
ResMed Inc.	1,659	432,136
STERIS PLC	1,141	277,731
Stryker Corp.	3,865	1,033,578
Teleflex Inc.	524	172,124
Zimmer Biomet Holdings Inc.	2,377	301,974
		13,636,326
Health Care Providers & Services — 3.0%
AmerisourceBergen Corp.	1,696	225,381
Anthem Inc.	2,776	1,286,787
Cardinal Health Inc.	3,212	165,386
Centene Corp.(a)	6,677	550,185
Cigna Corp.	3,776	867,083
CVS Health Corp.	15,083	1,555,962
DaVita Inc.(a)	718	81,680
HCA Healthcare Inc.	2,742	704,475
Henry Schein Inc.(a)	1,580	122,497
Humana Inc.	1,450	672,597
Laboratory Corp. of America Holdings(a)	1,104	346,888
McKesson Corp.	1,762	437,980
Quest Diagnostics Inc.	1,401	242,387
UnitedHealth Group Inc.	10,784	5,415,078
Universal Health Services Inc., Class B	850	110,211
		12,784,577
Health Care Technology — 0.1%
Cerner Corp.	3,406	316,315

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings Inc.(a)	467	1,120,440
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Inc.(a)	2,460	$230,084
Carnival Corp.(a)	9,297	187,056
Chipotle Mexican Grill Inc.(a)	308	538,461
Darden Restaurants Inc.	1,469	221,290
Domino’s Pizza Inc.	422	238,147
Expedia Group Inc.(a)	1,642	296,742
Hilton Worldwide Holdings Inc.(a)	3,208	500,416
Las Vegas Sands Corp.(a)	3,961	149,092
Marriott International Inc./MD, Class A(a)	3,156	521,498
McDonald’s Corp.	8,546	2,290,926
MGM Resorts International	4,442	199,357
Norwegian Cruise Line Holdings Ltd.(a)(c)	4,212	87,357
Penn National Gaming Inc.(a)	1,849	95,871
Royal Caribbean Cruises Ltd.(a)	2,568	197,479
Starbucks Corp.	13,479	1,576,639
Wynn Resorts Ltd.(a)	1,179	100,262
Yum! Brands Inc.	3,384	469,902
		9,021,019
Household Durables — 0.4%
DR Horton Inc.	3,739	405,494
Garmin Ltd.	1,757	239,251
Lennar Corp., Class A.	3,142	364,975
Mohawk Industries Inc.(a)	638	116,231
Newell Brands Inc.	4,415	96,423
NVR Inc.(a)	31	183,175
PulteGroup Inc.	2,925	167,193
Whirlpool Corp.	704	165,201
		1,737,943
Household Products — 1.5%
Church & Dwight Co. Inc.	2,802	287,205
Clorox Co. (The)	1,401	244,279
Colgate-Palmolive Co.	9,671	825,323
Kimberly-Clark Corp.	3,863	552,100
Procter & Gamble Co. (The)	27,681	4,528,058
		6,436,965
Industrial Conglomerates — 0.4%
General Electric Co	12,545	1,185,126
Roper Technologies Inc.	1,198	589,249
		1,774,375
Insurance — 2.0%
Aflac Inc.	6,985	407,854
Allstate Corp. (The)	3,271	384,833
American International Group Inc.	9,492	539,715
Aon PLC, Class A	2,523	758,313
Arthur J Gallagher & Co.	2,344	397,707
Assurant Inc.	659	102,712
Brown & Brown Inc.	2,695	189,405
Chubb Ltd.	4,914	949,925
Cincinnati Financial Corp.	1,699	193,567
Everest Re Group Ltd.	450	123,264
Globe Life Inc.	1,077	100,936
Hartford Financial Services Group Inc. (The)	3,898	269,118
Lincoln National Corp.	1,920	131,059
Loews Corp.	2,271	131,173
Marsh & McLennan Companies Inc.	5,774	1,003,637
MetLife Inc.	8,162	510,043
Principal Financial Group Inc.	2,817	203,754
Progressive Corp. (The)	6,715	689,295
Prudential Financial Inc.	4,318	467,380

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Travelers Companies Inc. (The)	2,816	$440,507
W R Berkley Corp.	1,591	131,083
Willis Towers Watson PLC	1,419	336,998
		8,462,278
Interactive Media & Services — 6.9%
Alphabet Inc., Class A(a)	3,444	9,977,406
Alphabet Inc., Class C, NVS(a)	3,203	9,268,169
Match Group Inc.(a)	3,237	428,093
Meta Platforms Inc, Class A(a)	27,055	9,099,949
Twitter Inc.(a)	9,146	395,290
		29,168,907
Internet & Direct Marketing Retail — 4.1%
Amazon.com Inc.(a)	4,988	16,631,688
eBay Inc.	7,159	476,073
Etsy Inc.(a)	1,440	315,274
		17,423,035
IT Services — 4.8%
Accenture PLC, Class A.	7,214	2,990,564
Akamai Technologies Inc.(a)	1,867	218,514
Automatic Data Processing Inc.	4,824	1,189,502
Broadridge Financial Solutions Inc.	1,347	246,259
Cognizant Technology Solutions Corp., Class A	6,006	532,852
DXC Technology Co.(a)	2,859	92,031
Fidelity National Information Services Inc.	6,958	759,466
Fiserv Inc.(a)	6,780	703,696
FleetCor Technologies Inc.(a)	936	209,514
Gartner Inc.(a)	940	314,261
Global Payments Inc.	3,305	446,770
International Business Machines Corp.	10,241	1,368,812
Jack Henry & Associates Inc.	859	143,444
Mastercard Inc., Class A	9,922	3,565,173
Paychex Inc.	3,674	501,501
PayPal Holdings Inc.(a)	13,430	2,532,629
VeriSign Inc.(a)	1,118	283,771
Visa Inc., Class A	19,177	4,155,848
		20,254,607
Leisure Products — 0.0%
Hasbro Inc.	1,468	149,413

Life Sciences Tools & Services — 2.2%
Agilent Technologies Inc.	3,462	552,708
Bio-Rad Laboratories Inc., Class A(a)	245	185,115
Bio-Techne Corp.	451	233,320
Charles River Laboratories International Inc.(a)	596	224,561
Danaher Corp.	7,255	2,386,967
Illumina Inc.(a)	1,797	683,651
IQVIA Holdings Inc.(a)	2,168	611,679
Mettler-Toledo International Inc.(a)	256	434,486
PerkinElmer Inc.	1,434	288,320
Thermo Fisher Scientific Inc.	4,527	3,020,595
Waters Corp.(a)	701	261,193
West Pharmaceutical Services Inc.	862	404,287
		9,286,882
Machinery — 1.6%
Caterpillar Inc.	6,194	1,280,548
Cummins Inc.	1,637	357,095
Deere & Co.	3,228	1,106,849
Dover Corp.	1,640	297,824
Fortive Corp.	4,127	314,849
Security	Shares	Value

Machinery (continued)
IDEX Corp.	882	$208,434
Illinois Tool Works Inc.	3,257	803,828
Ingersoll Rand Inc.	4,662	288,438
Otis Worldwide Corp.	4,857	422,899
PACCAR Inc.	3,969	350,304
Parker-Hannifin Corp.	1,462	465,091
Pentair PLC	1,879	137,223
Snap-on Inc.	630	135,689
Stanley Black & Decker Inc.	1,864	351,588
Westinghouse Air Brake Technologies Corp.	2,118	195,089
Xylem Inc./NY	2,063	247,395
		6,963,143
Media — 1.1%
Charter Communications Inc., Class A(a)	1,410	919,278
Comcast Corp., Class A	52,151	2,624,760
Discovery Inc., Class A(a)(c)	1,872	44,067
Discovery Inc., Class C, NVS(a)(c)	3,503	80,219
DISH Network Corp., Class A(a)	2,815	91,319
Fox Corp., Class A, NVS	3,724	137,416
Fox Corp., Class B	1,654	56,682
Interpublic Group of Companies Inc. (The)	4,449	166,615
News Corp., Class A, NVS	4,447	99,212
News Corp., Class B	1,410	31,725
Omnicom Group Inc.	2,448	179,365
ViacomCBS Inc., Class B, NVS	6,989	210,928
		4,641,586
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	16,827	702,191
Newmont Corp.	9,149	567,421
Nucor Corp.	3,263	372,471
		1,642,083
Multi-Utilities — 0.3%
CenterPoint Energy Inc.	7,187	200,589
Consolidated Edison Inc.	3,990	340,427
Public Service Enterprise Group Inc.	5,771	385,099
Sempra Energy	3,659	484,012
		1,410,127
Multiline Retail — 0.5%
Dollar General Corp.	2,684	632,968
Dollar Tree Inc.(a)	2,559	359,590
Target Corp.	5,575	1,290,278
		2,282,836
Oil, Gas & Consumable Fuels — 0.5%
Kinder Morgan Inc.	22,424	355,644
Marathon Petroleum Corp.	7,023	449,402
ONEOK Inc.	5,068	297,796
Phillips 66	5,022	363,894
Valero Energy Corp.	4,671	350,839
Williams Companies Inc. (The)	13,850	360,654
		2,178,229
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	2,631	973,996

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	25,387	1,582,880
Catalent Inc.(a)	1,941	248,506
Eli Lilly & Co.	9,069	2,505,039
Merck & Co. Inc.	28,884	2,213,670
Organon & Co.	2,816	85,747

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	64,239	$3,793,313
Viatris Inc.	14,008	189,528
Zoetis Inc.	5,395	1,316,542
		11,935,225
Professional Services — 0.4%
Equifax Inc.	1,399	409,613
IHS Markit Ltd.	4,563	606,514
Leidos Holdings Inc.	1,590	141,351
Nielsen Holdings PLC	3,990	81,835
Robert Half International Inc.	1,240	138,285
Verisk Analytics Inc.	1,844	421,778
		1,799,376
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	3,859	418,740

Road & Rail — 1.0%
CSX Corp.	25,371	953,950
JB Hunt Transport Services Inc.	938	191,727
Norfolk Southern Corp.	2,781	827,931
Old Dominion Freight Line Inc.	1,079	386,692
Union Pacific Corp.	7,357	1,853,449
		4,213,749
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices Inc.(a)	13,818	1,988,410
Analog Devices Inc.	6,160	1,082,743
Applied Materials Inc.	10,329	1,625,371
Broadcom Inc.	4,694	3,123,435
Enphase Energy Inc.(a)	1,554	284,289
Intel Corp.	46,477	2,393,565
KLA Corp.	1,752	753,553
Lam Research Corp.	1,611	1,158,551
Microchip Technology Inc.	6,328	550,916
Micron Technology Inc.	12,779	1,190,364
Monolithic Power Systems Inc.	490	241,732
NVIDIA Corp.	28,598	8,410,958
NXP Semiconductors NV	3,036	691,540
Qorvo Inc.(a)	1,293	202,212
QUALCOMM Inc.	12,792	2,339,273
Skyworks Solutions Inc.	1,875	290,887
Teradyne Inc.	1,855	303,348
Texas Instruments Inc.	10,571	1,992,316
Xilinx Inc.	2,825	598,985
		29,222,448
Software — 10.4%
Adobe Inc.(a)	5,457	3,094,446
ANSYS Inc.(a)	986	395,504
Autodesk Inc.(a)	2,524	709,724
Cadence Design Systems Inc.(a)	3,181	592,779
Ceridian HCM Holding Inc.(a)	1,567	163,689
Citrix Systems Inc.	1,405	132,899
Fortinet Inc.(a)	1,566	562,820
Intuit Inc.	3,238	2,082,746
Microsoft Corp.	85,871	28,880,135
NortonLifeLock Inc.	6,743	175,183
Oracle Corp.	18,450	1,609,025
Paycom Software Inc.(a)	537	222,957
PTC Inc.(a)	1,173	142,109
salesforce.com Inc.(a)	11,179	2,840,919
ServiceNow Inc.(a)	2,280	1,479,971
Security	Shares	Value

Software (continued)
Synopsys Inc.(a)	1,757	$647,455
Tyler Technologies Inc.(a)	466	250,685
		43,983,046
Specialty Retail — 2.6%
Advance Auto Parts Inc.	715	171,514
AutoZone Inc.(a)	237	496,844
Bath & Body Works Inc.	3,036	211,883
Best Buy Co. Inc.	2,530	257,048
CarMax Inc.(a)	1,866	243,009
Gap Inc. (The)	2,352	41,513
Home Depot Inc. (The)	12,060	5,005,021
Lowe’s Companies Inc.	7,905	2,043,284
O’Reilly Automotive Inc.(a)	760	536,735
Ross Stores Inc.	4,079	466,148
TJX Companies Inc. (The)	13,769	1,045,343
Tractor Supply Co.	1,310	312,566
Ulta Beauty Inc.(a)	630	259,774
		11,090,682
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	178,253	31,652,385
Hewlett Packard Enterprise Co.	14,964	235,982
HP Inc.	13,235	498,563
NetApp Inc.	2,564	235,862
Seagate Technology Holdings PLC	2,351	265,616
Western Digital Corp.(a)	3,502	228,366
		33,116,774
Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	14,603	2,433,882
PVH Corp.	830	88,520
Ralph Lauren Corp.	542	64,422
Tapestry Inc.	3,160	128,296
Under Armour Inc., Class A(a)	2,104	44,584
Under Armour Inc., Class C, NVS(a)	2,335	42,123
VF Corp.	3,724	272,671
		3,074,498
Trading Companies & Distributors — 0.2%
Fastenal Co.	6,544	419,209
United Rentals Inc.(a)	846	281,117
		700,326
Water Utilities — 0.1%
American Water Works Co. Inc.	2,076	392,073

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	6,711	778,342

Total Common Stocks — 99.8%
(Cost: $387,478,518)		423,520,813

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(b)(d)(e)	145,685	145,729

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	620,000	$620,000
		765,729
Total Short-Term Investments — 0.2%
(Cost: $765,736)		765,729

Total Investments in Securities — 100.0%
(Cost: $388,244,254)		424,286,542

Other Assets, Less Liabilities — 0.0%		32,780

Net Assets — 100.0%		$424,319,322

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$145,726	(a)	$—	$10	$(7)	$145,729	145,685	$136	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	560,000	(a)	—	—	—	620,000	620,000	10		—
BlackRock Inc.	106,308	1,306,588		(9,806)	2,134	88,054	1,493,278	1,631	8,669		—
					$2,144	$88,047	$2,259,007		$8,815		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500	30	03/18/22	$714	$15,680

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® ESG Screened S&P 500 ETF
December 31, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$423,520,813	$—	$—	$423,520,813
Money Market Funds	765,729	—	—	765,729
	$424,286,542	$—	$—	$424,286,542
Derivative financial instruments(a)
Assets
Futures Contracts	$15,680	$—	$—	$15,680

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares